Income taxes (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Total Income Taxes
Total income taxes

$ millions, for the year ended October 31	2022	2021
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$35	$(22)
Current income tax expense	1,741	1,939
	1,776	1,917
Provision for (reversal of) deferred income taxes
Adjustments for prior years	(27)	19
Effect of changes in tax rates and laws	(4)	1
Origination and reversal of temporary differences	(15)	(61)
	(46)	(41)
	1,730	1,876
OCI	(268)	297
Total comprehensive income	$1,462	$2,173

Components of Income Tax
Components of income tax

$ millions, for the year ended October 31	2022	2021
Current income taxes

Federal	$627	$918
Provincial	429	629
Foreign	459	398
	1,515	1,945
Deferred income taxes
Federal	51	137
Provincial	37	90
Foreign	(141)	1
	(53)	228
	$1,462	$2,173

Reconciliation of Income Taxes
Reconciliation of income taxes

$ millions, for the year ended October 31	2022		2021
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$2,097	26.3%	$2,188	26.3%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(199)	(2.5)	(136)	(1.6)
Tax-exempt income	(156)	(2.0)	(150)	(1.8)
Changes in income tax rate on deferred tax balances	(4)	–	1	–
Impact of equity-accounted income	(13)	(0.2)	(13)	(0.2)
Other	5	0.1	(14)	(0.2)
Income taxes in the consolidated statement of income	$1,730	21.7%	$1,876	22.5%

Sources of and Movement in Deferred Tax Assets and Liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Property and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other	Total assets
2022	Balance at beginning of year	$222	$40	$307	$103	$24	$5	$215	$916
	Recognized in net income	24	3	(25)	(12)	(3)	2	49	38
	Recognized in OCI	–	–	(16)	–	104	–	–	88
	Other (2)	10	(37)	9	1	–	(1)	–	(18)
	Balance at end of year	$256	$6	$275	$92	$125	$6	$264	$1,024
2021	Balance at beginning of year	$314	$39	$554	$53	$1	$19	$236	$1,216
	Recognized in net income	(80)	3	59	51	(7)	(3)	(16)	7
	Recognized in OCI	–	–	(296)	–	43	–	–	(253)
	Other (2)	(12)	(2)	(10)	(1)	(13)	(11)	(5)	(54)
	Balance at end of year	$222	$40	$307	$103	$24	$5	$215	$916
Deferred tax liabilities

$ millions, for the year ended October 31		Intangible assets	Property and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Other	Total liabilities
2022	Balance at beginning of year	$(327)	$(82)	$(24)	$(88)	$(19)	$(12)	$(552)
	Recognized in net income	(10)	(23)	33	(2)	4	6	8
	Recognized in OCI	–	–	(81)	–	–	–	(81)
	Other (2)	(4)	36	1	1	2	–	36
	Balance at end of year	$(341)	$(69)	$(71)	$(89)	$(13)	$(6)	$(589)
2021	Balance at beginning of year	$(305)	$(112)	$(15)	$(86)	$(63)	$(18)	$(599)
	Recognized in net income	(26)	27	1	(2)	28	6	34
	Recognized in OCI	–	–	(15)	–	(1)	–	(16)
	Other (2)	4	3	5	–	17	–	29
	Balance at end of year	$(327)	$(82)	$(24)	$(88)	$(19)	$(12)	$(552)
Net deferred tax assets as at October 31, 2022								$435
Net deferred tax assets as at October 31, 2021								$364

(1)
The deferred tax effect of tax loss carryforwards includes $6 million (2021: $5

million) that relate to operating losses (of which $3

million relate to Canada, and $3

million relate to the Caribbean) that expire in various years commencing in 2022, and nil (2021: nil) that relate to U.S. capital losses.

(2)	Includes foreign currency translation adjustments.